General information and reorganization transactions	12 Months Ended
Mar. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
General information and reorganization transactions

Note 1 — General information and reorganization transactions

Virax Biolabs Group Limited and its subsidiaries (the “ Company”) is a global innovative biotechnology company focused on the prevention, detection, diagnosis, and risk management of viral diseases with a particular interest in the field of immunology. The Company is a Cayman Islands company, with operations in the United Kingdom and Hong Kong, with operating subsidiaries in Singapore, China and British Virgin Islands and has been operating since 2013. The Company achieves its expertise through the research and development and commercialization of proprietary tests for viral diseases by leveraging on the immunological diagnostic techniques it has developed. Our mission is to minimize the risks of viruses throughout the world through the provision of diagnostic test kits, Personal Protective Equipment (“PPE”), testing machines, a wellness mobile application and a wide range of innovative products such as artificial intelligence-driven sanitizing bots and nebulizing machines.

Virax Biolabs Group Limited ( “Virax Cayman”) — Virax Biolabs Group Limited is a Cayman Islands exempted company incorporated on September 2, 2021.

Virax Biolabs (UK) Limited (“Virax UK”) — Virax Biolabs (UK) Limited was incorporated on August 19, 2021 under the laws of the United Kingdom, a wholly-owned subsidiary of the Company and structured as a holding company.

Virax Biolabs Limited (“HKCo” or formerly known as Shanghai Biotechnology Devices Ltd.) — Virax Biolabs Limited, incorporated on April 14, 2020, under the laws of Hong Kong, was previously named as “Shanghai Biotechnology Devices Limited” and effected a name change to “Virax Biolabs Limited” on July 12, 2021. Virax Biolabs Limited, our wholly owned Hong Kong subsidiary, serves as a holding company of certain intellectual property rights used by the Company.

Virax Immune T- Cell Medical Device Company Limited (“Virax Immune T-Cell”) — Virax Immune T-Cell Medical Device Company Limited, a wholly-owned subsidiary of HKCo, incorporated on January 16, 2017, under the laws of Hong Kong, was previously named as “Stork Nutrition Asia Limited” and effected a name change to “Virax Immune T-Cell Medical Device Company Limited” on September 10, 2021. It is primarily engaged in the research and development of T-Cell blood analysis and has intellectual property rights to Virax Immune Technology.

Virax Biolabs Pte. Limited (“SingaporeCo”) — Virax Biolabs Pte. Limited, incorporated on May 4, 2013 under the laws of Singapore, was previously named as “Natural Source Group Pte. Limited” and effected a name change to “Virax Biolabs Pte. Limited” on July 2, 2021. 95.65% of its capital stock is owned by Virax Biolabs Limited and the remaining 4.35% by independent third-party shareholders. It is our main operating company, primarily engaged in the trading and sales of our products and running day to day operations.

Logico Bioproduct Corp. (“Logico BVI”) — Logico Bioproducts Corp., a wholly-owned subsidiary of SingaporeCo, is a limited liability company incorporated in the British Virgin Islands on January 21, 2011 and is primarily engaged in the trading and sales of our products.

Shanghai Xitu Consulting Co., Limited (“Shanghai Xitu”) — Shanghai Xitu, a wholly-owned subsidiary of Logico BVI and a wholly foreign owned enterprise, is a limited liability company incorporated on October 27, 2017, in China. Shanghai Xitu is primarily engaged in procurement, warehousing, product development, and staffing management.

These financial statements are presented in US dollars.

Historically the product supply business of the Company was conducted through Natural Source Group Pte. Limited (now Virax Biolabs Pte. Limited or “SingaporeCo”).

In April 2020, Virax Biolabs Limited (“HKCo”), a private limited company in Hong Kong was formed with 20 shares outstanding to develop viral immunology products. On April 30, 2021, HKCo performed a stock split and issued 80,000,000 shares to its shareholders. As of June 24, 2021, HKCo issued 19,111,119 shares to acquire 95.65% of SingaporeCo shares. Subsequently, HKCo issued an additional 3,367,409 shares between June 24, 2021 to September 2, 2021 so the total issued and outstanding shares of HKCo increased to 102,952,766 as of September 2, 2021.

Virax Cayman was formed on September 2, 2021. On September 20, 2021, a further reorganization took place and 102,478,548 HKCo shares were exchanged for 2,556,575 class A and 7,026,759 class B shares of the Company.

As all the above-mentioned companies presented were under common control, the series of contractual arrangements between the SingaporeCo, HKCo, Virax UK, and the Company in 2020 and 2021 constituted a reorganization under common control and are required to be retrospectively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per share, which have been revised to reflect the effects of the reorganization in accordance with IFRS as of March 31, 2022, and 2021.

	SingaporeCo Shares as of 3/31/2022	HKCo shares issued for 95.65% of SingaporeCo on 6/24/2021	HKCo Issued shares after the stock split as of 4/30/2021	HKCo issued shares after 6/24/2021	HKCo Shares issued as at 9/20/2021	Number of shares issued per Share exchange agreement 9/20/2021
Class A	178,048,513	19,111,119	80,000,020	3,367,409	102,478,548	2,556,575
Class B						7,026,759
						9,583,334

Going concern

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. It will need to raise additional capital in the near term to fund its ongoing operations and business activities.

These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and classifications in the consolidated statement of financial position that may be necessary were the Company unable to continue as a going concern and these adjustments could be material.

As of March 31, 2022, and 2021, the Company had an accumulated deficit of $6,336,966 and $4,628,139 and net loss of $1,749,870 and $672,915 respectively. For the fiscal year ended March 31, 2022, the Company's resources were directed to completing its IPO, and little resources were directed toward commercial operations. As of March 31, 2022, the Company did not have sufficient liquidity and capital resources. The Company performed an evaluation of its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued and concluded that, due to the Company’s initial public offering (“IPO”) of stock in July 2022, the Company will continue as a going concern.